Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	WESTERN GAS EQUITY PARTNERS, LP
Entity Central Index Key	0001423902
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY